Fees Summary	May 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 87,971,000
Previously Paid Amount	0.00
Total Fee Amount	13,468.36
Total Offset Amount	0.00
Net Fee	13,468.36
Narrative - Max Aggregate Offering Price	$ 87,971,000
Final Prospectus	true